Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Fixed Assets [Abstract]
Other Fixed Assets

	Land	Buildings	Other	Total
Cost, December 31, 2010	9,036	3,459	2,392	14,887
- Additions	-	-	247	247
Cost, December 31, 2011	9,036	3,459	2,639	15,134
- Additions	-	-	844	844
-Disposals			(78)	(78)
Cost, December 31, 2012	9,036	3,459	3,405	15,900

Accumulated depreciation, December 31, 2010	-	280	1,096	1,376
- Depreciation expense	-	132	460	592
Accumulated depreciation, December 31, 2011	-	412	1,556	1,968
- Depreciation expense	-	38	580	618
-Disposals	-	-	(78)	(78)
Accumulated depreciation, December 31, 2012	-	450	2,058	2,508

Net book value, December 31, 2010	9,036	3,179	1,296	13,511
Net book value, December 31, 2011	9,036	3,047	1,083	13,166
Net book value, December 31, 2012	9,036	3,009	1,347	13,392